Summary of Company's Restricted Stock (Detail) (USD $)	0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 13, 2014	Nov. 18, 2014	Oct. 31, 2014	Jul. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Unvested or unlapsed shares, Shares					101,296		90,741		183,518	0
Granted, Shares	10,000	10,000	7,500		0	1,500	0		0	575,000
Vested / lapsed, Shares					(10,555)		(71,667)		(82,222)	(391,482)
Forfeited, Shares					0		0		0	0
Unvested or unlapsed shares, Shares					90,741	19,074	19,074	90,741	101,296	183,518
Unvested or unlapsed shares, Average Life (In Years)					1 year 3 months 18 days		1 year 1 month 6 days	1 year 3 months 18 days	1 year 6 months
Granted, Average Life (In Years)					0 years		0 years
Vested / lapsed, Average Life (In Years)					0 years		0 years
Forfeited, Average Life (In Years)					0 years		0 years
Unvested or unlapsed shares, Average Intrinsic Value							$ 0		$ 0
Granted, Average Intrinsic Value					$ 0		$ 0
Vetsed / lapsed, Average Intrinsic Value					$ 0		$ 0
Forfeited, Average Intrinsic Value					$ 0		$ 0
Unvested or unlapsed shares, Average Intrinsic Value					$ 0	$ 0.09	$ 0.09	$ 0		$ 0
Unvested or unlapsed shares, Fair Value					$ 4.10		$ 4.10		$ 3.00	$ 0
Granted, Fair Value					$ 0		$ 0		$ 0	$ 3.00
Vested / lapsed, Fair Value	$ 1.50	$ 1.40	$ 1.70	$ 2.40		$ 1.50	$ 0		$ 2.10	$ 3.00
Forfeited, Fair Value					$ 0		$ 0		$ 0	$ 0
Unvested or unlapsed shares, Fair Value					$ 4.10	$ 4.10	$ 4.10	$ 4.10	$ 4.10	$ 3.00